Organization (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended	7 Months Ended
	Oct. 11, 2012	Dec. 31, 2012	Nov. 13, 2013 Common Stock [Member]	Jul. 05, 2013 Common Stock [Member]	Jun. 24, 2013 Common Stock [Member]	Feb. 28, 2014 Common Stock [Member]	Jul. 05, 2013 Common Stock [Member]	May 21, 2013 Common Stock [Member]	Oct. 17, 2012 Common Stock [Member]	Aug. 31, 2013 Common Stock [Member]	Jul. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Senior Unsecured Notes due 2021 [Member] Senior Notes [Member]	Sep. 18, 2013 Senior Unsecured Notes due 2021 [Member] Senior Notes [Member]
Initial Public Offering [Line Items]
Deferred recognized at date of Merger - change in tax status of Predecessors		$ 54,142,000
Shares issued upon public offering						3,450,000		5,175,000	14,375,000	4,600,000	5,175,000
Common stock issued pursuant to underwriters over allotment option						450,000		675,000	1,875,000	600,000	675,000
Stock price per share at public offering	$ 17.50								$ 17.50	$ 40.25	$ 29.25
Net proceeds received from public offering						208,400,000		144,400,000	234,100,000	177,500,000	144,439,000
Shares sold in secondary public offering			2,000,000		6,000,000
Shares sold by existing stockholders				869,222
Stock price per share, selling stockholders			$ 53.46				$ 34.75
Aggregate principal amount													$ 450,000,000
Stated interest rate												7.625%	7.625%